Derivatives - Gain or loss on valuation of derivatives (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	₩ 245,952	₩ 324,563	₩ 619,499
Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	41,714	(43,907)	(143,178)
Foreign Currency Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	252,056	(429)	173,957
Foreign Currency Related | Over the counter | Currency forward
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	273,413	1,734,704	36,890
Foreign Currency Related | Over the counter | Currency swap
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(28,745)	(1,739,525)	135,712
Foreign Currency Related | Over the counter | Currency options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	7,388	4,392	1,355
Foreign Currency Related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	248,798	375	173,002
Foreign Currency Related | Exchange traded | Currency futures
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(3,258)	804	(955)
Interest Rates Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	189,315	112,821	179,101
Interest Rates Related | Over the counter | Interest rate options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	1,476	(2,413)	(2,886)
Interest Rates Related | Over the counter | Interest rate forwards and swaps
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	187,839	115,234	181,987
Interest Rates Related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	189,467	115,074	169,590
Interest Rates Related | Exchange traded | Interest rate futures and others
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	152	2,253	(9,511)
Credit Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	4,405	44,223	53,042
Credit Related | Over the counter | Credit Swaps
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(5,507)	44,223	53,042
Credit Related | Over the counter | Total return swaps
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	9,912
Equity Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	36,815	(32,899)	(179,258)
Equity Related | Over the counter | Equity Options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	6,807	28,708	(159,324)
Equity Related | Over the counter | Equity Swaps And Forwards
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	30,008	(61,607)	(19,934)
Equity Related | Exchange traded | Equity Options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(5,036)	1,085	(13,929)
Equity Related | Exchange traded | Equity Futures
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	9,935	(12,093)	50,009
Commodity Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	26,502	(43,643)	38,543
Commodity Related | Over the counter | Commodity swaps and forwards
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	26,502	(43,643)	37,027
Commodity Related | Over the counter | Commodity options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	0	0	1,516
Commodity Related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	26,140	(33,581)	40,027
Commodity Related | Exchange traded | Commodity futures
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(362)	10,062	1,484
Hedge Funds
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(264,572)	242,379	327,016
Trading purpose | Equity related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	₩ 4,899	₩ (11,008)	₩ 36,080